Fair Value Measurements - Schedule of Black Scholes model for the Private Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Expected volatility	16.00%	16.00%
Expected term (in years)	3 years 11 months 19 days	3 years 11 months 19 days
Risk free interest rate	1.74%	1.74%
Dividend yield	0.00%	0.00%
Exercise Price	$ 11.50	$ 11.50
Fair value of Common Stock	$ 8.05	$ 8.05